SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION (Details) - Gross carrying amount [member] - CAD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost, beginning balance		$ 33,544,341	$ 46,161,855
Additions			366,325
Impairments		(8,200,336)	(12,873,738)
Translation differences			(110,101)
Cost, ending balance		25,344,005	33,544,341
Accumulated amortization, beginning balance		81,238
Accumulated amortization, beginning balance			81,406
Accumulated amortization, beginning balance			(168)
Accumulated amortization, beginning balance		81,238	81,238
Accumulated amortization, beginning balance		25,262,767	33,463,103
Computer software [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	[1]	81,238	2,350,473
Additions	[1]		366,325
Impairments	[1]		(2,525,459)
Translation differences	[1]		(110,101)
Cost, ending balance	[1]	81,238	81,238
Accumulated amortization, beginning balance	[1]	81,238
Accumulated amortization, beginning balance	[1]		81,406
Accumulated amortization, beginning balance	[1]		(168)
Accumulated amortization, beginning balance	[1]	81,238	81,238
Accumulated amortization, beginning balance	[1]
Licences [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance			850,000
Additions
Impairments			(850,000)
Translation differences
Cost, ending balance
Accumulated amortization, beginning balance
Accumulated amortization, beginning balance
Accumulated amortization, beginning balance
Accumulated amortization, beginning balance
Accumulated amortization, beginning balance
Patent [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance		33,463,103	42,961,382
Additions
Impairments		(8,200,336)	(9,498,279)
Translation differences
Cost, ending balance		25,262,767	33,463,103
Accumulated amortization, beginning balance
Accumulated amortization, beginning balance
Accumulated amortization, beginning balance
Accumulated amortization, beginning balance
Accumulated amortization, beginning balance		$ 25,262,767	$ 33,463,103

[1]	Reclassified software development costs from Capital Work in Progress (Note 8) to Intangible Assets – Software (See Note 4)